Non-controlling interests - Summary of non-controlling interests in subsidiaries (Details) - USD ($)		12 Months Ended
	May 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets		$ 728,235,000	$ 754,096,000
Current liabilities		(206,650,000)	(262,037,000)
Carrying amount of NCI		69,557,000	40,873,000
Net (decrease) increase in cash and cash equivalents		29,365,000	274,220,000
Revenue		940,914,000	1,026,685,000
Net earnings (loss) and comprehensive income (loss)		(135,706,000)	117,615,000
Non-controlling interests		$ 314,000	$ (7,180,000)
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
NCI percentage		19.50%	19.50%
Current assets		$ 2,638,000	$ 3,178,000
Non-current assets		422,789,000	412,251,000
Current liabilities		(209,000)	(235,000)
Non-current liabilities		(178,984,000)	(322,454,000)
Net assets		246,234,000	92,740,000
Carrying amount of NCI		67,294,000	37,520,000
Cash flows used in operating activities		(3,683,000)	(3,750,000)
Cash flows generated from (used in) investing activities		0	10,000
Cash flows generated from financing activities		2,917,000	4,754,000
Net (decrease) increase in cash and cash equivalents		(766,000)	1,014,000
Revenue		0	0
Net earnings (loss) and comprehensive income (loss)		9,297,000	(27,604,000)
Non-controlling interests		$ 1,813,000	$ (5,383,000)
Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
NCI percentage	5.00%		0.00%
Current assets			$ 0
Non-current assets			0
Current liabilities			0
Non-current liabilities			0
Net assets			0
Carrying amount of NCI			0
Cash flows used in operating activities			(6,535,000)
Cash flows generated from (used in) investing activities			(16,708,000)
Cash flows generated from financing activities			18,927,000
Net (decrease) increase in cash and cash equivalents			(4,316,000)
Revenue			65,781,000
Net earnings (loss) and comprehensive income (loss)			(33,824,000)
Non-controlling interests			$ (1,691,000)